Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets by Major Class [Line Items]
Net Carrying Amount - Finite-Lived Intangible Assets	$ 173,198
Provision for impairment	(311)	(308)
Gross Carrying Amount - Total Intangible Assets	244,980	179,839
Accumulated Amortization - Total Intangible Assets	(63,592)	(47,197)
Net Carrying Amount - Total Intangible Assets	181,077	132,334
Minimum
Intangible Assets by Major Class [Line Items]
Range of Useful life	1 year
Maximum
Intangible Assets by Major Class [Line Items]
Range of Useful life	20 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Other intangible assets	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,879	7,715
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,879	7,715
Trade Names
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	17,598	16,447
Accumulated Amortization - Finite-Lived Intangible Assets	(2,029)	(998)
Net Carrying Amount - Finite-Lived Intangible Assets	15,569	15,449
Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Range of Useful life	5 years
Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Range of Useful life	20 years
Technologies
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	100,872	58,579
Accumulated Amortization - Finite-Lived Intangible Assets	(29,568)	(26,332)
Net Carrying Amount - Finite-Lived Intangible Assets	70,993	31,939
Provision for impairment	(311)	(308)
Technologies | Minimum
Intangible Assets by Major Class [Line Items]
Range of Useful life	1 year
Technologies | Maximum
Intangible Assets by Major Class [Line Items]
Range of Useful life	15 years
Core technologies
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	54,548	45,203
Accumulated Amortization - Finite-Lived Intangible Assets	(13,386)	(7,055)
Net Carrying Amount - Finite-Lived Intangible Assets	41,162	38,148
Core technologies | Minimum
Intangible Assets by Major Class [Line Items]
Range of Useful life	3 years
Core technologies | Maximum
Intangible Assets by Major Class [Line Items]
Range of Useful life	7 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	63,800	51,895
Accumulated Amortization - Finite-Lived Intangible Assets	(18,552)	(12,812)
Net Carrying Amount - Finite-Lived Intangible Assets	45,248	39,083
Customer Relationships | Minimum
Intangible Assets by Major Class [Line Items]
Range of Useful life	3 years
Customer Relationships | Maximum
Intangible Assets by Major Class [Line Items]
Range of Useful life	12 years
Lease Agreement
Intangible Assets by Major Class [Line Items]
Range of Useful life	5 years
Gross Carrying Amount - Finite-Lived Intangible Assets	283
Accumulated Amortization - Finite-Lived Intangible Assets	(57)
Net Carrying Amount - Finite-Lived Intangible Assets	$ 226